Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
FVOCI Securities		$ 93,702	$ 62,819
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		93,728	64,881
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		660	80
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(686)	(2,142)
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		93,702	62,819
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		33,892	20,579
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		303	14
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(18)	(493)
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		34,177	20,100
Canadian Provincial And Municipal Governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,939	5,281
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		82	2
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(25)	(228)
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,996	5,055
U.S. federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		17,033	6,245
U.S. federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		100
U.S. federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(168)	(365)
U.S. federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		16,965	5,880
U.S. states, municipalities and agencies [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,125	5,486
U.S. states, municipalities and agencies [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		24	5
U.S. states, municipalities and agencies [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(81)	(190)
U.S. states, municipalities and agencies [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,068	5,301
Other governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,643	7,064
Other governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		20	13
Other governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(7)	(108)
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,656	6,969
NHA MBS, U.S. agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	[1]	21,570	16,421
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		58	12
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(335)	(668)
NHA MBS, U.S. agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		21,293	15,765
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,391	3,676
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		31	3
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(52)	(90)
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,370	3,589
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		135	129
Corporate equity [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		42	31
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 177	$ 160

[1]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.